General and Administrative Expenses and Project Evaluations Costs (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Corporate administrative costs	$ 2,183	$ 3,406	$ 3,036
Professional fees	985	1,556	1,665
Project Evaluation Costs [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Corporate administrative costs	6	0	0
Professional fees	$ 72	$ 47	$ 479